FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         __/__/__  (a)
             or fiscal year ending:         12/31/97  (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[Z]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  Separate Account One of The Manufacturers Life
                               Insurance Company of America

     B.  File Number: 811-3933

     C.  Telephone Number:(416) 926-6302

2.   A.  Street: 500 North Woodward Avenue

     B.  City: Bloomfield Hills C. State:MI     D. Zip Code:48304  Zip Ext:

     E.  Foreign Country:                          Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         N

4.   Is this the last filing on this form by Registrant? (Y/N)          N

5.   Is Registrant a small business  investment company (SBIC)?(Y/N)    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)                Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?




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For period ending: 12/31/97
File Number: 811-3933



UNIT INVESTMENT TRUSTS

111. A.  [Z]  Depositor Name: The Manufacturers Life Insurance
                                 Company of America

     B.  [Z]  File Number (If any):

     C.  [Z]  City:  Bloomfield Hills  State:MI Zip Code:48304    Zip Ext:

         [Z]  Foreign Country:                             Foreign Postal Code:


111. A.  [Z]  Depositor Name:

     B.  [Z]  File Number (If any):

     C.  [Z]  City:                    State:    Zip Code          Zip Ext:

         [Z]  Foreign Country:                             Foreign Postal Code:


112. A.  [Z]  Sponsor Name:

     B.  [Z]  File Number (If any):

     C.  [Z]  City:                State:  Zip Code:   Zip Ext:

         [Z]  Foreign Country:                             Foreign Postal Code:


112. A.  [Z]  Sponsor Name:

     B.  [Z]  File Number (If any):

     C.  [Z]  City:                     State:   Zip Code:          Zip Ext:

         [Z]  Foreign Country:                            Foreign Postal Code:


113. A.  [Z]  Trustee Name:

     B.  [Z]  City:                     State:   Zip Code:           Zip Ext:

         [Z]  Foreign Country:                             Foreign Postal Code:

For period ending: 12/31/97
File Number: 811-3933



113. A.  [Z]      Trustee Name:

     B.  [Z]      City:                 State:    Zip Code:           Zip Ext:

         [Z]      Foreign Country:                       Foreign Postal Code:


114.  A. [Z]      Principal Underwriter Name: ManEquity, Inc.

      B. [Z]      File Number: 8-15826

      C. [Z]      City: Toronto  State:ON  Zip Code:M4W 1E5  Zip Ext:

         [Z]      Foreign Country:       Canada    Foreign Postal Code:


114.  A. [Z]      Principal Underwriter Name:

      B. [Z]      File Number: 8-

      C. [Z]      City:          State:     Zip Code:          Zip Ext:

         [Z]      Foreign Country:                 Foreign Postal Code:


115.  A. [Z]      Independent Public Accountant Name: Ernst & Young LLP

      B. [Z]      City: Philadelphia State:PA  Zip Code:19103   Zip Ext: 7499

         [Z]      Foreign Country:                  Foreign Postal Code:


115.  A. [Z]      Independent Public Accountant Name:

      B. [Z]      City:         State:     Zip Code:           Zip Ext:

         [Z]      Foreign Country:                  Foreign Postal Code:




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For period ending: 12/31/97
File Number: 811-3933



116. Family of investment companies information:

     A.   [Z] Is Registrant part of a family of investment companies? (Y/N) Y

     B.   [Z] Identify the family in 10 letters: M F R V A R L I F E

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [Z] Is Registrant a separate account of an insurance company? (Y/N) Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.   [Z] Variable annuity contracts? (Y/N) N

     C.   [Z] Schedule premium variable life contracts? (Y/N) Y

     D.   [Z] Flexible premium variable life contracts? (Y/N) N

     E. [Z] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. [Z]  State the number of series  existing at the end of the period that had securities registered under the
          Securities Act of 1933                                 1

119. [Z]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
          during the period                                      0

120. [Z]  State  the  total  value of the  portfolio  securities on the date of deposit for the new series included
          in Item 119 ($000's omitted)                           $0

121. [Z]  State  the  number of series  for  which a current
          prospectus  was in existence at the end of the period   1

122. [Z]  State the number of existing  series for which
          additional  units were registered  under the Securities
          Act of 1933 during the current period                   0




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For period ending: 12/31/97
File Number: 811-3933


123. [Z]  State the total value of the additional  units
          considered in answering item 122 ($000's omitted)      $0

124. [Z]  State the total value of units of prior series
          that were placed in the portfolios of subsequent
          series during the current  period (the value
          of these  units is to be  measured on the date
          they were placed in the subsequent series)
          ($000's omitted)                                        $0

125. [Z]  State  the  total  dollar  amount  of sales  loads collected  (before reallowances  to other brokers
          or dealers) by  Registrant's  principal
          underwriter and any underwriter  which is an
          affiliated  person of the principal  underwriter
          during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)   $1

126. Of the amount  shown in item 125,  state the total
     dollar  amount of sales loads  collected from secondary
     market  operations in  Registrant's  units (include
     the sales  loads,  if any,  collected  on units of a
     prior series placed  in the  portfolio  of a  subsequent
     series)  ($000's  omitted)                                  $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                    Total           Total Income
                                                                             Number                Assets           Distributions
                                                                            of Series              ($000's             ($000's
                                                                            Investing             omitted)            omitted)
A.    U.S. Treasury direct use.....................................        __________            $__________         $__________
B.    U.S. Government agency ......................................        __________            $__________         $__________
C.    State and municipal tax-free.................................        __________            $__________         $__________
D.    Public utility debt .........................................        __________            $__________         $__________
E.    Broker or dealers debt or debt of
      brokers' or dealers' parent..................................        __________            $__________         $__________
F.    All other corporate intermed. &
      long-term debt...............................................        __________            $__________         $__________
G.    All other corporate short-term debt..........................        __________            $__________         $__________
H.    Equity securities or brokers or dealers
      or parents of brokers or dealers.............................        __________            $__________         $__________



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For period ending: 12/31/97
File Number: 811-3933

                                                                                                    Total           Total Income
                                                                             Number                Assets           Distributions
                                                                            of Series              ($000's             ($000's
                                                                            Investing             omitted)            omitted)

I.    Investment company equity securities.........................             1                  $1,345             $1
J.    All other equity securities..................................        __________            $__________         $__________
K.    Other securities.............................................        __________            $__________         $__________
L.    Total assets of all series of
      Registrant...................................................        __________              $1,345            $__________

128. [Z]  Is  the  timely  payment  of  principal  and
          interest  on  any of the portfolio  securities held
          by any of Registrant's series at the end of
          the current  period  insured or guaranteed by an
          entity other than the insurer? (Y/N)                              N

                           [If answer is "N" (No), go to item 131.]

129. [Z] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

                           [If answer is "N" (No), go to item 131.]

130. [Z] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total  expenses  incurred by all series of  Registrants
     during the current reporting period ($000's omitted)                  $1

For period ending: 12/31/97
File Number: 811-3933


132. [Z] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    811-3933         811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-


         This report is signed on behalf of the registrant in the City of Toronto, Canada on the 10th day of February, 1998.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA


/s/Doug Myers
By:Doug Myers
Vice President, Finance




/s/James D. Gallagher
Witness:
James D. Gallagher
Vice President, Secretary
and General Counsel






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